Financial Instruments	9 Months Ended
Sep. 30, 2021
Disclosure of financial instruments [abstract]
FINANCIAL INSTRUMENTS

Note 5: Financial Instruments

a.	Classification of financial instruments by fair value hierarchy:

Financial assets (liabilities) measured at fair value

	Level 1	Level 2
	U.S Dollars in thousands
September 30, 2021
Derivatives instruments	$-	$(40)

September 30, 2020
Derivatives instruments	$-	$329

December 31, 2020
Derivatives instruments	$-	$448

During the three months ended on September 30, 2021, there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.